Schedule of Investments (unaudited)
December 31, 2024
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 84.8%
Communication Services — 15.1%
Diversified Telecommunication Services — 4.5%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	1,050,000	$822,920 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,690,000	3,438,320 (a)
Altice France Holding SA, Senior Secured Notes	8.000%	5/15/27	720,000 EUR	202,117 (b)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	2,770,000	820,623 (a)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	1,230,000	325,869 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	750,000	562,453 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,890,000	1,425,083 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	3,795,850	4,085,703
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	2,035,789	1,849,247 (c)
Level 3 Financing Inc., Senior Secured Notes	11.000%	11/15/29	1,760,000	1,982,058 (a)
Optics Bidco SpA, Senior Secured Notes	6.000%	9/30/34	939,000	906,172 (a)
Telecom Argentina SA, Senior Notes	9.500%	7/18/31	930,000	956,970 (a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	61,000	58,852
Total Diversified Telecommunication Services				17,436,387
Entertainment — 0.6%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	2,090,000	2,173,960 (a)
Interactive Media & Services — 0.3%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	1,000,000	968,004 (a)
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	360,000	308,493 (a)
Total Interactive Media & Services				1,276,497
Media — 4.8%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	700,000	746,017 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	3,850,000	3,127,913 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	8,520,000	5,140,320
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	570,000	514,968 (a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	1,140,000	998,827 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	500,000	492,603 (a)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	3,458,000	2,229,163
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	760,000	663,345 (a)
Sirius XM Radio LLC, Senior Notes	4.125%	7/1/30	1,000,000	873,938 (a)
Sirius XM Radio LLC, Senior Notes	3.875%	9/1/31	1,000,000	838,029 (a)
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	2,000,000 GBP	2,339,707 (a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	680,000	602,621 (a)
Total Media				18,567,451
Wireless Telecommunication Services — 4.9%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,550,000	1,531,712 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	2,080,000	1,501,903 (a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	1,410,000	738,315 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	5,670,000	4,089,579 (a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	1,750,000	1,535,067 (a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,190,000	2,326,345
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,910,000	7,063,593
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	500,000	$430,534 (a)
Total Wireless Telecommunication Services				19,217,048

Total Communication Services				58,671,343
Consumer Discretionary — 18.7%
Automobile Components — 3.4%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,529,000	3,479,638 (a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	3,903,000	3,875,293
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	560,000	568,806 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,990,000	2,097,215 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	880,000	878,237 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	1,220,000	1,198,881 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	1,278,000	1,213,419 (a)
Total Automobile Components				13,311,489
Automobiles — 0.8%
Ford Motor Co., Senior Notes	3.250%	2/12/32	500,000	415,983
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	820,000	709,665
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,840,000	1,829,139 (a)
Total Automobiles				2,954,787
Broadline Retail — 1.0%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	2,190,000	2,290,699 (a)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,000,000	1,734,283
Total Broadline Retail				4,024,982
Distributors — 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	1,770,000	1,853,174 (a)
Diversified Consumer Services — 0.7%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	600,000	547,011 (a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,975,000	2,036,865
Total Diversified Consumer Services				2,583,876
Hotels, Restaurants & Leisure — 10.0%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,600,000 EUR	2,641,807 (a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,510,000	1,609,836 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	5,780,000 EUR	5,315,597
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	3,300,000	3,290,925 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	2,000,000	1,738,834 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,367,000	1,254,097 (a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	320,000	319,801 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,871,000	1,966,129 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	260,000	274,155 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	4,240,000	4,256,786 (a)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	900,000 GBP	1,199,120 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	2,980,000	2,963,604 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,840,000	1,827,552 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	1,200,000	1,181,171 (a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	1,000,000	995,760 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	2,550,000	2,511,541 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	140,000	136,933 (a)
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,970,000	$1,899,082 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,674,000	1,554,589 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	1,730,000	1,802,859 (a)
Total Hotels, Restaurants & Leisure				38,740,178
Household Durables — 0.2%
Newell Brands Inc., Senior Notes	6.375%	5/15/30	840,000	843,483
Specialty Retail — 1.9%
FirstCash Inc., Senior Notes	4.625%	9/1/28	1,000,000	948,555 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	2,000,000	2,037,526 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	1,070,000	964,174 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,800,000	1,361,095 (a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	560,000	542,011 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	1,700,000	1,705,226
Total Specialty Retail				7,558,587
Textiles, Apparel & Luxury Goods — 0.2%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	920,000	886,894 (a)

Total Consumer Discretionary				72,757,450
Consumer Staples — 0.1%
Food Products — 0.1%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	549,000	546,886 (a)

Energy — 15.6%
Energy Equipment & Services — 0.2%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	850,000	859,334 (a)
Oil, Gas & Consumable Fuels — 15.4%
Apache Corp., Senior Notes	5.100%	9/1/40	950,000	831,912
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	515,000	517,243 (a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,050,000	850,620
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	660,000	690,386 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	700,000	697,045 (a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	4,110,000	2,834,648
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	1,910,000	1,885,602 (d)(e)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	943,000	899,096 (a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	780,000	832,843 (a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	230,000	216,460 (a)
Expand Energy Corp., Senior Notes	4.750%	2/1/32	750,000	698,610
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	1,140,000	1,164,798 (a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	6,920,000	7,868,231
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.309%	9/30/29	254,054	250,243 (a)(e)(f)(g)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,520,000	1,704,077 (a)
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	4,396,000	4,412,500
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	753,454
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,070,000	1,059,134
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	1,000,000	1,067,935 (a)
Permian Resources Operating LLC, Senior Notes	5.375%	1/15/26	1,250,000	1,243,446 (a)
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	960,000	$948,393 (a)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	4,370,000	4,164,628
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,500,000	1,135,900 (a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,000,000	711,387
Puma International Financing SA, Senior Notes	7.750%	4/25/29	650,000	661,034 (a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,540,000	1,536,906
Range Resources Corp., Senior Notes	8.250%	1/15/29	620,000	638,805
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	1,084,783 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,120,000	1,172,785 (a)(d)(e)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	2,660,000	2,920,426 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	1,340,000	1,257,762
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,070,000	909,619
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	9,585,000	8,169,806
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	620,000	685,953
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,190,000	3,095,319
YPF SA, Senior Notes	6.950%	7/21/27	530,000	519,199 (a)
Total Oil, Gas & Consumable Fuels				60,090,988

Total Energy				60,950,322
Financials — 8.2%
Banks — 4.5%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	3,200,000	2,879,786 (a)(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	500,000	503,364 (a)(d)(e)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,960,000	1,824,695 (a)(e)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	1,470,000	1,506,419 (a)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,290,000	2,338,834 (a)(d)(e)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	1,440,000	1,620,026 (e)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,800,000	2,802,070 (a)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	2,060,000	2,067,210 (d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,840,000	1,914,798 (d)(e)
Total Banks				17,457,202
Capital Markets — 0.5%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,000,000	885,142 (b)
Credit Suisse AG AT1 Claim	—	—	10,560,000	0 *(f)(g)(h)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	640,000	669,992 (a)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	510,000	552,621 (a)(d)(e)
Total Capital Markets				2,107,755
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Finance — 0.4%
Navient Corp., Senior Notes	6.750%	6/15/26	1,400,000	$1,418,691
Financial Services — 1.7%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	460,000	482,611 (a)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	1,160,000 GBP	1,557,077 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,640,000	1,686,735 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	780,000	803,125 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	1,250,000	1,218,147 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	880,000	769,858 (a)
Total Financial Services				6,517,553
Insurance — 0.4%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	600,000	608,675 (a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,010,000	1,104,118 (a)
Total Insurance				1,712,793
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	750,000	651,660 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	780,000	801,102 (a)
Starwood Property Trust Inc., Senior Notes	6.000%	4/15/30	1,500,000	1,473,369 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				2,926,131

Total Financials				32,140,125
Health Care — 6.7%
Health Care Providers & Services — 5.1%
CHS/Community Health Systems Inc., Senior Secured Notes	5.625%	3/15/27	500,000	480,416 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	6.000%	1/15/29	500,000	448,246 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	2,440,000	1,895,761 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	2,540,000	2,623,764 (a)
HCA Inc., Senior Notes	7.690%	6/15/25	170,000	172,033
HCA Inc., Senior Notes	7.500%	11/15/95	6,265,000	6,607,127
LifePoint Health Inc., Senior Secured Notes	4.375%	2/15/27	750,000	719,416 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	990,000	1,004,208 (a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	3,910,000	3,909,987
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	1,890,000	1,888,185
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	250,000	260,050
Total Health Care Providers & Services				20,009,193
Pharmaceuticals — 1.6%
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	1,660,000	1,329,851 (a)
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	1,000,000	1,060,783 (a)
Par Pharmaceutical Inc., Escrow	—	—	70,000	0 *(a)(f)(g)(h)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,150,000	1,106,026
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	880,000	860,156
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	2,550,000	1,836,624
Total Pharmaceuticals				6,193,440

Total Health Care				26,202,633
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 9.0%
Aerospace & Defense — 1.8%
Bombardier Inc., Senior Notes	7.500%	2/1/29	2,990,000	$3,113,556 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	500,000	516,263 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	1,930,000	1,978,661 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	1,250,000	1,262,844 (a)
Total Aerospace & Defense				6,871,324
Building Products — 0.4%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	500,000	504,071 (a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	860,000	842,308 (a)
Standard Industries Inc., Senior Notes	4.375%	7/15/30	342,000	313,611 (a)
Total Building Products				1,659,990
Commercial Services & Supplies — 2.2%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	720,000	703,052
CoreCivic Inc., Senior Notes	8.250%	4/15/29	3,330,000	3,524,480
GEO Group Inc., Senior Notes	10.250%	4/15/31	1,460,000	1,593,443
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	1,210,000	1,279,229
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	1,360,000	1,398,224 (a)
Total Commercial Services & Supplies				8,498,428
Construction & Engineering — 0.5%
Arcosa Inc., Senior Notes	6.875%	8/15/32	620,000	630,704 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	1,070,000	1,187,401 (a)
Total Construction & Engineering				1,818,105
Electrical Equipment — 0.3%
Sensata Technologies BV, Senior Notes	4.000%	4/15/29	1,500,000	1,377,844 (a)
Ground Transportation — 0.6%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,290,000	1,228,336 (a)
XPO Inc., Senior Notes	7.125%	2/1/32	1,000,000	1,025,320 (a)
Total Ground Transportation				2,253,656
Machinery — 0.4%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,730,000	1,702,429
Passenger Airlines — 2.5%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	1,980,000	2,080,106 (a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	720,000	736,042
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	4,280,000	4,298,959 (a)
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	580,000	587,894 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	2,405,999	1,876,679 *(a)(i)
Total Passenger Airlines				9,579,680
Trading Companies & Distributors — 0.3%
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	376,000	374,769
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	1,000,000	993,429 (a)
Total Trading Companies & Distributors				1,368,198

Total Industrials				35,129,654
Information Technology — 3.9%
Communications Equipment — 1.8%
CommScope LLC, Senior Notes	7.125%	7/1/28	190,000	167,457 (a)
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	2,060,000	1,837,359 (a)
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Communications Equipment — continued
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	4,490,000	$4,095,124 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	1,210,000	842,684 (a)
Total Communications Equipment				6,942,624
Electronic Equipment, Instruments & Components — 0.4%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	450,000	470,834 (a)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	1,040,000	1,057,041 (a)
Total Electronic Equipment, Instruments & Components				1,527,875
IT Services — 0.4%
Amentum Holdings Inc., Senior Notes	7.250%	8/1/32	940,000	948,195 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	800,000	814,309 (a)
Total IT Services				1,762,504
Software — 0.9%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	2,320,000	2,394,230 (a)
Open Text Corp., Senior Notes	3.875%	2/15/28	1,000,000	942,872 (a)
Total Software				3,337,102
Technology Hardware, Storage & Peripherals — 0.4%
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	610,000	627,722 (a)
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	670,000	670,000
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	400,000	394,418
Total Technology Hardware, Storage & Peripherals				1,692,140

Total Information Technology				15,262,245
Materials — 4.2%
Chemicals — 0.9%
Braskem Netherlands Finance BV, Senior Notes	5.875%	1/31/50	450,000	308,755 (b)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	1,320,000	1,376,984 (a)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,540,000	1,564,598 (a)
Total Chemicals				3,250,337
Construction Materials — 0.6%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	2,250,000	2,366,348 (a)
Containers & Packaging — 1.3%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,326,400	192,335 (a)(c)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	1,170,000	1,006,367 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,578,000	903,698 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,510,000	864,755 (a)
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	1,550,000	1,397,200 (a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	750,000	791,397
Total Containers & Packaging				5,155,752
Metals & Mining — 1.4%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	340,000	363,179
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	920,000	979,524 (a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	750,000	749,233 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,010,000	944,504
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,320,000	2,478,507
Total Metals & Mining				5,514,947

Total Materials				16,287,384
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate — 1.6%
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	240,000	$177,003
Hotel & Resort REITs — 0.7%
Service Properties Trust, Senior Notes	3.950%	1/15/28	226,000	189,529
Service Properties Trust, Senior Notes	8.875%	6/15/32	2,770,000	2,566,457
Total Hotel & Resort REITs				2,755,986
Real Estate Management & Development — 0.2%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	307,889	25,401 (b)(c)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	237,973	7,734 (b)(c)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	311,740	9,352 (b)(c)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	450,290	4,503 (b)(d)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	118,846	2,525 (b)(c)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	2,016,000	214,200 *(b)(j)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	420,000	452,465 (a)
Total Real Estate Management & Development				716,180
Specialized REITs — 0.6%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	2,350,000	2,402,903 (a)

Total Real Estate				6,052,072
Utilities — 1.7%
Electric Utilities — 1.4%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	1,390,000	1,376,516 (a)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	900,000	919,035 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	920,000	965,996 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	2,250,000	2,305,950 (a)
Total Electric Utilities				5,567,497
Independent Power and Renewable Electricity Producers — 0.3%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	940,000	969,251 (a)

Total Utilities				6,536,748
Total Corporate Bonds & Notes (Cost — $312,943,863)				330,536,862
Senior Loans — 6.8%
Communication Services — 0.0%††
Media — 0.0%††
iHeartCommunications Inc., Refinanced Term Loan B (3 mo. Term SOFR + 6.037%)	10.391%	3/20/25	3,936	3,519 (e)(k)(l)

Consumer Discretionary — 2.3%
Automobile Components — 0.5%
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.857%	5/6/30	1,000,000	1,005,375 (e)(k)(l)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	9.847%	3/30/27	1,069,898	1,005,041 (e)(k)(l)
Total Automobile Components				2,010,416
Diversified Consumer Services — 0.5%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. Term SOFR + 2.000%)	6.524%	10/13/30	997,500	1,001,031 (e)(k)(l)
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	7.971%	4/13/28	4,350,000	991,800 (e)(k)(l)
Total Diversified Consumer Services				1,992,831
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — 1.3%
1011778 BC Unlimited Liability Co., Term Loan B6 (1 mo. Term SOFR + 1.750%)	6.107%	9/20/30	995,000	$991,478 (e)(k)(l)
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.607%	2/6/31	2,018,421	2,025,354 (e)(k)(l)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.500%)	7.857%	1/27/29	1,237,277	1,243,402 (e)(k)(l)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.000%)	6.375%	3/14/31	744,375	746,414 (e)(k)(l)
Total Hotels, Restaurants & Leisure				5,006,648

Total Consumer Discretionary				9,009,895
Consumer Staples — 0.3%
Beverages — 0.3%
Triton Water Holdings Inc., First Lien Initial Term Loan (PRIME + 3.512%)	7.840%	3/31/28	1,237,181	1,248,476 (e)(k)(l)

Financials — 0.7%
Banks — 0.2%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	7.357%	8/2/28	593,720	599,657 (e)(g)(k)(l)
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	9.357%	3/12/29	467,650	473,996 (e)(k)(l)
Financial Services — 0.4%
Boost Newco Borrower LLC, Term Loan B1 (3 mo. Term SOFR + 2.500%)	6.829%	1/31/31	997,500	1,004,777 (e)(k)(l)
Nexus Buyer LLC, Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	8.357%	7/31/31	696,505	699,907 (e)(k)(l)
Total Financial Services				1,704,684

Total Financials				2,778,337
Health Care — 1.2%
Health Care Equipment & Supplies — 0.6%
Medline Borrower LP, Dollar Incremental Term Loan (1 mo. Term SOFR + 2.250%)	6.607%	10/23/28	2,163,099	2,173,179 (e)(k)(l)
Health Care Providers & Services — 0.6%
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	8.406%	5/16/31	2,493,750	2,505,707 (e)(k)(l)

Total Health Care				4,678,886
Industrials — 1.6%
Aerospace & Defense — 0.2%
TransDigm Inc., Term Loan J (3 mo. Term SOFR + 2.500%)	6.829%	2/28/31	992,513	995,331 (e)(k)(l)
Building Products — 0.1%
ACProducts Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 4.512%)	8.840%	5/17/28	395,897	321,667 (e)(k)(l)
Commercial Services & Supplies — 0.4%
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	8.207%	5/12/28	992,308	996,783 (e)(k)(l)
Garda World Security Corp., Tenth Additional Term Loan (1 mo. Term SOFR + 3.500%)	7.897%	2/1/29	595,462	598,814 (e)(k)(l)
Total Commercial Services & Supplies				1,595,597
Machinery — 0.3%
TK Elevator Midco GmbH, USD Term Loan Facility B2 (6 mo. Term SOFR + 3.500%)	8.588%	4/30/30	990,037	998,458 (e)(k)(l)
Passenger Airlines — 0.6%
Spirit Airlines Inc., Term Loan	—	11/18/25	930,807	933,134 (f)(g)(m)
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.000%)	6.635%	2/22/31	1,399,275	1,405,649 (e)(k)(l)
Total Passenger Airlines				2,338,783

Total Industrials				6,249,836
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 0.7%
Software — 0.5%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.357%	10/16/26	1,127,301	$1,085,822 (e)(k)(l)
Modena Buyer LLC, Initial Term Loan (1 mo. Term SOFR + 4.500%)	8.857%	7/1/31	800,000	776,856 (e)(k)(l)
Total Software				1,862,678
Technology Hardware, Storage & Peripherals — 0.2%
Vericast Corp., 2024 Extended Term Loan (6 mo. Term SOFR + 7.750%)	12.035%	6/16/26	689,342	666,363 (e)(k)(l)

Total Information Technology				2,529,041
Total Senior Loans (Cost — $28,919,891)				26,497,990
Asset-Backed Securities — 2.7%
AMMC CLO Ltd., 2021-24A DR (3 mo. Term SOFR + 2.950%)	7.510%	1/20/35	480,000	482,401 (a)(e)
Apex Credit CLO Ltd., 2019-2A ERR (3 mo. Term SOFR + 7.670%)	11.975%	1/25/38	820,000	820,000 (a)(e)
Ballyrock CLO Ltd., 2022-19A D (3 mo. Term SOFR + 7.110%)	11.727%	4/20/35	505,000	510,036 (a)(e)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	10.606%	7/15/37	770,000	787,348 (a)(e)
CarVal CLO Ltd., 2024-3A E (3 mo. Term SOFR + 6.350%)	10.921%	10/20/37	1,020,000	1,037,825 (a)(e)
Golub Capital Partners CLO Ltd., 2024-76A E (3 mo. Term SOFR + 5.750%)	10.492%	10/25/37	300,000	306,374 (a)(e)
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%)	10.598%	10/15/31	3,400,000	3,416,307 (a)(e)
Mountain View CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.190%)	8.846%	4/15/34	530,000	534,030 (a)(e)
Ocean Trails CLO Ltd., 2022-12A ER (3 mo. Term SOFR + 7.500%)	12.117%	7/20/35	600,000	607,399 (a)(e)
Octagon Investment Partners Ltd., 2018-1A C (3 mo. Term SOFR + 2.862%)	7.479%	1/20/31	425,000	426,618 (a)(e)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.467%	7/19/37	220,000	222,400 (a)(e)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	7.567%	7/20/37	310,000	315,349 (a)(e)
Palmer Square Loan Funding Ltd., 2024-1A D (3 mo. Term SOFR + 4.900%)	10.011%	10/15/32	550,000	546,467 (a)(e)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	8.932%	4/18/37	280,000	284,316 (a)(e)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	9.117%	4/20/37	140,000	143,324 (a)(e)

Total Asset-Backed Securities (Cost — $10,341,514)				10,440,194
Sovereign Bonds — 1.4%
Angola — 0.4%

Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,600,000	1,434,568 (a)
Argentina — 0.5%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	362,451	242,571 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	1,360,000	1,292,272 (a)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	340,000	315,962 (a)
Total Argentina				1,850,805
Bahamas — 0.4%

Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,630,000	1,562,355 (a)
Brazil — 0.0%††

Brazil Letras do Tesouro Nacional	0.000%	1/1/26	334,000 BRL	46,803
Dominican Republic — 0.1%
Dominican Republic International Bond, Senior Notes	9.750%	6/5/26	25,000,000 DOP	412,415 (b)

Total Sovereign Bonds (Cost — $4,473,501)				5,306,946
Convertible Bonds & Notes — 0.4%
Communication Services — 0.4%
Diversified Telecommunication Services — 0.4%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	1,630,849	1,719,378 (c)
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	40,243	$653 (b)

Total Convertible Bonds & Notes (Cost — $1,811,469)				1,720,031
			Shares
Preferred Stocks — 0.4%
Financials — 0.4%
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp., Non Voting Shares (6.125% to 4/15/25 then 3 mo. USD LIBOR + 4.697%)	6.125%		33,858	834,261 (e)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		10,320	238,908 (e)
MFA Financial Inc., Non Voting Shares (6.500% to 3/31/25 then 3 mo. USD LIBOR + 5.345%)	6.500%		18,881	460,319 (e)

Total Preferred Stocks (Cost — $1,550,609)				1,533,488

Common Stocks — 0.0%††
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Endo Inc.			360	8,622 *

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			112,573	3,102 *(f)

Total Common Stocks (Cost — $12,518)				11,724
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $17,971)		5/28/28	18,769	3,693 *
Total Investments before Short-Term Investments (Cost — $360,071,336)				376,050,928
	Rate		Shares
Short-Term Investments — 1.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $6,307,449)	4.440%		6,307,449	6,307,449 (n)(o)
Total Investments — 98.1% (Cost — $366,378,785)				382,358,377
Other Assets in Excess of Liabilities — 1.9%				7,287,163
Total Net Assets — 100.0%				$389,645,540

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset High Income Opportunity Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Value is less than $1.
(i)	The coupon payment on this security is currently in default as of December 31, 2024.
(j)	The maturity principal is currently in default as of December 31, 2024.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	All or a portion of this loan has not settled as of December 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(n)	Rate shown is one-day yield as of the end of the reporting period.
(o)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2024, the total market value of investments in Affiliated Companies was $6,307,449 and the cost was $6,307,449 (Note 2).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CLO	—	Collateralized Loan Obligation
DOP	—	Dominican Peso
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At December 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	97,098,191	USD	4,665,379	JPMorgan Chase & Co.	1/15/25	$(21,347)
USD	4,912,882	MXN	97,098,191	JPMorgan Chase & Co.	1/15/25	268,850
Net unrealized appreciation on open forward foreign currency contracts						$247,503

Abbreviation(s) used in this table:
MXN	—	Mexican Peso
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
At December 31, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.43 Index	$4,150,000	12/20/29	5.000% quarterly	$319,377	$344,155	$(24,778)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
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Level 1 — unadjusted quoted prices in active markets for identical investments
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Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
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Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$60,700,079	$250,243	$60,950,322
Financials	—	32,140,125	0 *	32,140,125
Health Care	—	26,202,633	0 *	26,202,633
Other Corporate Bonds & Notes	—	211,243,782	—	211,243,782
Senior Loans:
Financials	—	2,178,680	599,657	2,778,337
Industrials	—	5,316,702	933,134	6,249,836
Other Senior Loans	—	17,469,817	—	17,469,817
Asset-Backed Securities	—	10,440,194	—	10,440,194
Sovereign Bonds	—	5,306,946	—	5,306,946
Convertible Bonds & Notes	—	1,720,031	—	1,720,031
Preferred Stocks	$1,533,488	—	—	1,533,488
Common Stocks	—	11,724	—	11,724
Warrants	—	3,693	—	3,693
Total Long-Term Investments	1,533,488	372,734,406	1,783,034	376,050,928
Short-Term Investments†	6,307,449	—	—	6,307,449
Total Investments	$7,840,937	$372,734,406	$1,783,034	$382,358,377
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$268,850	—	$268,850
Total	$7,840,937	$373,003,256	$1,783,034	$382,627,227
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$21,347	—	$21,347
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	24,778	—	24,778
Total	—	$46,125	—	$46,125

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2024. The following transactions were

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
effected in such company for the period ended December 31, 2024.

	Affiliate Value at September 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,743,704	$33,260,128	33,260,128	$29,696,383	29,696,383

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$55,107	—	$6,307,449

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report